Annual Fund Operating Expenses	Sep. 09, 2026
Kurv U.S. Small Cap TaxOptimized ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.15%	[2]
Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement	0.25%	[3]
Net Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2027
Kurv International Equity TaxOptimized ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[4]
Acquired Fund Fees and Expenses	0.15%	[5]
Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement	0.25%	[6]
Net Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2027
Kurv European Equity TaxOptimized ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[7]
Acquired Fund Fees and Expenses	0.15%	[8]
Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement	0.25%	[9]
Net Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2027
Kurv Japan Equity TaxOptimized ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[10]
Acquired Fund Fees and Expenses	0.15%	[11]
Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement	0.25%	[12]
Net Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2027
Kurv Emerging Market Equity TaxOptimized ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[13]
Acquired Fund Fees and Expenses	0.15%	[14]
Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement	0.25%	[15]
Net Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2027

[1]	Other Expenses are estimated for the US Small Cap Fund’s initial fiscal year.
[2]	Acquired Fund Fees and Expenses are estimated for the US Small Cap Fund’s initial fiscal year.
[3]	The US Small Cap Fund’s adviser has contractually agreed to limit the Fund’s current operating expenses until September 30, 2027, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) will not exceed 0.60%, of average daily net assets (“Operating Expense Limitation Agreement”). These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This Operating Expense Limitation Agreement may be terminated only by the Board of Trustees (the “Board”) of Kurv ETF Trust (the “Trust”) on 60 days’ written notice to the Fund’s adviser, Kurv Investment Management LLC.
[4]	Other Expenses are estimated for the International Fund’s initial fiscal year.
[5]	Acquired Fund Fees and Expenses are estimated for the International Fund’s initial fiscal year.
[6]	The International Fund’s adviser has contractually agreed to limit the Fund’s current operating expenses until September 30, 2027, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) will not exceed 0.60%, of average daily net assets (“Operating Expense Limitation Agreement”). These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This Operating Expense Limitation Agreement may be terminated only by the Board of Trustees (the “Board”) of Kurv ETF Trust (the “Trust”) on 60 days’ written notice to the Fund’s adviser, Kurv Investment Management LLC.
[7]	Other Expenses are estimated for the Fund’s initial fiscal year.
[8]	Acquired Fund Fees and Expenses are estimated for the European Fund’s initial fiscal year.
[9]	The European Fund’s adviser has contractually agreed to limit the Fund’s current operating expenses until September 30, 2027, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) will not exceed 0.60%, of average daily net assets (“Operating Expense Limitation Agreement”). These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This Operating Expense Limitation Agreement may be terminated only by the Board of Trustees (the “Board”) of Kurv ETF Trust (the “Trust”) on 60 days’ written notice to the Fund’s adviser, Kurv Investment Management LLC.
[10]	Other Expenses are estimated for the Japan Fund’s initial fiscal year.
[11]	Acquired Fund Fees and Expenses are estimated for the Japan Fund’s initial fiscal year.
[12]	The Japan Fund’s adviser has contractually agreed to limit the Fund’s current operating expenses until September 30, 2027, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) will not exceed 0.60%, of average daily net assets (“Operating Expense Limitation Agreement”). These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This Operating Expense Limitation Agreement may be terminated only by the Board of Trustees (the “Board”) of Kurv ETF Trust (the “Trust”) on 60 days’ written notice to the Fund’s adviser, Kurv Investment Management LLC..
[13]	Other Expenses are estimated for the EM Equity Fund ’s initial fiscal year.
[14]	Acquired Fund Fees and Expenses are estimated for the EM Equity Fund ’s initial fiscal year.
[15]	The EM Equity Fund’s adviser has contractually agreed to limit the Fund’s current operating expenses until September 30, 2027, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) will not exceed 0.60%, of average daily net assets (“Operating Expense Limitation Agreement”). These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This Operating Expense Limitation Agreement may be terminated only by the Board of Trustees (the “Board”) of Kurv ETF Trust (the “Trust”) on 60 days’ written notice to the Fund’s adviser, Kurv Investment Management LLC..